Expenses and other income (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Expenses and Other Income

	2025	2024	2023
	US$M	US$M	US$M
Employee benefits expense:
Wages and salaries	5,017	4,633	4,539
Employee share awards	127	112	97
Social security costs	5	5	4
Pension and other post-retirement obligations	399	374	339
Less employee benefits expense classified as exploration and evaluation expenditure	(61)	(49)	(35)
Changes in inventories of finished goods and work in progress	433	(289)	301
Raw materials and consumables used	5,950	6,536	6,710
Freight and transportation	2,029	2,270	2,299
External services	5,726	5,795	4,768
Third-party commodity purchases	1,991	1,977	1,878
Net foreign exchange losses/(gains)	85	23	(197)
Fair value change on derivatives 1	(58)	84	135
Government royalties paid and payable	2,608	3,571	3,841
Exploration and evaluation expenditure incurred and expensed in the current period	346	399	294
Depreciation and amortisation expense	5,540	5,295	5,061
Impairment net of reversals:
Property, plant and equipment	106	3,833	73
Goodwill and other intangible assets	2	57	2
All other operating expenses	2,074	2,124	1,764

Total expenses	32,319	36,750	31,873

Loss/(gain) on disposal of subsidiaries and operations 2	117	(915)	(8)
Other income 3	(485)	(370)	(386)

Total other income	(368)	(1,285)	(394)

1
Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.

2
Includes impact of fair value remeasurement of Blackwater and Daunia divestment related contingent consideration. FY24 mainly relates to the gain on divestment of Blackwater and Daunia mines. Refer to note 3 ‘Exceptional items’ for further information.

3
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling
interests and joint arrangements, royalties and commission income.